CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock Class A [Member]	Common Stock Class C [Member]	Common Stock Class B [Member]	Securities Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 2				$ 13,378	$ (14,199)	$ (819)
Beginning balance, Shares at Dec. 31, 2020	14,845,067
Common stock issued for cash					14,542		14,542
Common Stock issued for cash, Shares	1,977,009
Series B Stock Issued			$ 2				2
Series B Stock Issued, shares			25,725,370
Founder Class A shares relinquished	$ (1)						(1)
Founder Class A shares relinquished, shares	(10,000,000)
Shares issued for services		$ 1			568		569
Shares issued for services, shares	32,500	5,000
Stock based compensation					123,245		123,245
Net loss						(133,736)	(133,736)
Ending balance, value at Dec. 31, 2021	$ 1	$ 1	$ 2		151,733	(147,935)	3,802
Ending balance, Shares at Dec. 31, 2021	6,854,576	5,000	25,725,370
Common stock issued for cash				1,361	8,882		8,882
Common Stock issued for cash, Shares	725,746
Series B stock issued
Series B Stock Issued, Shares			2,700,000
Exchange of class C to class A stock					572		571
Exchange of class C to class A stock, shares	75,000	(10,000)
Shares issued for services and rent guarantees					55		55
Stock based compensation					24,207		24,207
Shares issued for services and rent guarantees, shares	2,000	5,000
Net loss						(36,978)	(36,978)
Ending balance, value at Jun. 30, 2022	$ 1		$ 3		185,449	(184,913)	539
Ending balance, Shares at Jun. 30, 2022	7,657,322		28,425,370
Beginning balance, value at Dec. 31, 2021	$ 1	$ 1	$ 2		151,733	(147,935)	3,802
Beginning balance, Shares at Dec. 31, 2021	6,854,576	5,000	25,725,370
Common stock issued for cash					15,302		15,302
Common Stock issued for cash, Shares	2,475,616
Series B Stock Issued			$ 1				1
Series B Stock Issued, shares			5,400,000
Exchange of Class C to Class A		$ (1)			572		571
Stock Issued During Period, Shares, Conversion of Convertible Securities	75,000	(10,000)
Shares issued for services					89		89
Shares issued for services, shares	151,546	5,000
Stock based compensation					41,608		41,608
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture	170,000
Exercise of stock options					260		260
Exercise of Stock Options, shares	37,100
Net loss						(70,681)	(70,681)
Ending balance, value at Dec. 31, 2022	$ 1		$ 3		209,564	(218,616)	(9,048)
Ending balance, Shares at Dec. 31, 2022	9,763,838		31,125,370
Beginning balance, value at Mar. 31, 2022	$ 1		$ 3	(1,361)	170,497	(167,621)	1,519
Beginning balance, Shares at Mar. 31, 2022	7,162,069	10,000	27,075,370
Common stock issued for cash				1,361	4,110		5,471
Common Stock issued for cash, Shares	418,253
Series B stock issued
Series B Stock Issued, Shares			1,350,000
Exchange of class C to class A stock					572		572
Exchange of class C to class A stock, shares	75,000	(10,000)
Shares issued for services and rent guarantees					18		18
Stock based compensation					10,252		10,252
Shares issued for services and rent guarantees, shares	2,000
Net loss						(17,292)	(17,292)
Ending balance, value at Jun. 30, 2022	$ 1		$ 3		185,449	(184,913)	539
Ending balance, Shares at Jun. 30, 2022	7,657,322		28,425,370
Beginning balance, value at Dec. 31, 2022	$ 1		$ 3		209,564	(218,616)	(9,048)
Beginning balance, Shares at Dec. 31, 2022	9,763,838		31,125,370
Common stock issued for cash	$ 1				4,920		4,921
Common Stock issued for cash, Shares	8,297,059
Series B stock issued
Series B Stock Issued, Shares			2,700,000
Shares issued for services					106		106
Shares issued for services, shares	145,935
Exercise of series A warrants					3,330		3,330
Exercise of Series A Warrants, shares	5,417,100
Conversion of long term debt to equity	$ 2				16,294		16,296
Conversion of long term debt to equity , shares	14,472,948
Stock based compensation					11,412		11,412
Exercise of stock options					547		547
Exercise of Stock Options, shares	77,973
Net loss						(27,021)	(27,021)
Ending balance, value at Jun. 30, 2023	$ 4		$ 3		246,173	(245,637)	543
Ending balance, Shares at Jun. 30, 2023	38,174,853		33,825,370
Beginning balance, value at Mar. 31, 2023	$ 3		$ 3		238,846	(230,925)	7,927
Beginning balance, Shares at Mar. 31, 2023	32,856,398		32,475,370
Common stock issued for cash
Common Stock issued for cash, Shares
Series B stock issued
Series B Stock Issued, Shares			1,350,000
Shares issued for services					34		34
Shares issued for services, shares	60,000
Conversion of long term debt to equity	$ 1				1,814		1,815
Conversion of long term debt to equity , shares	5,258,455
Stock based compensation					5,479		5,479
Net loss						(14,712)	(14,712)
Ending balance, value at Jun. 30, 2023	$ 4		$ 3		$ 246,173	$ (245,637)	$ 543
Ending balance, Shares at Jun. 30, 2023	38,174,853		33,825,370